U.S. SECURITIES AND EXCHANGE COMMISION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
Please print or type.


1.     Name and address of issuer:

       COMMONWEALTH CASH RESERVE FUND, INC.


2.     Name of each series or class of funds for which this notice is filed:

       NONE


3.     Investment Company Act File Number:

       811-4933

       Securities Act File Number:

       33-10754


4(a).  Last day of fiscal year for which this notice is filed:

       March 31, 1998


4(b).  Check box if this notice is being filed late ( i.e., more than 90 days after the end of the issuer's fiscal year).  (See Instruction A-2)

 						[ ] Not Applicable


4(c).  Check box if this is the last time the issuer will be filing this Form.

       [ ] Not Applicable


5.     Calculation of registration fee:

	(i)   Aggregate sale price of securities sold
      	during the fiscal year pursuant to
 		    section 24(f):                                             $194,972,223

	(ii)  Aggregate price of securities redeemed or
       repurchased during the fiscal year:          $218,892,571

	(iii) Aggregate price of shares redeemed or
       repurchased during the fiscal year
 		    (if applicable):                                        0

	(iv)  Total available redemption credits
       [add items 5(ii) and 5(iii)]:                             -$218,892,571


	(v)   Net sales - if Item 5(i) is greater than
       Item 5(iv) from Item Item 5(i)]:                          -$ 23,920,348


	(vi)  Redemption credits available for use in
       future years - if Item 5(i) is less than
       Item 5(iv) [subtract Item 5(iv) from
       Item 5(i)]:                                 $(23,920,348)


 (vii) Multiplier for determining registration fee
       (See Instruction C.9):                                    x     .000295


	(viii)Registration fee due [multiply Item 5(v)
       by Item 5(vii)] (enter "0" if no fee is
       due):                                                    =$           0


6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 28,096,433. If there is a number of shares or other units that were registered pursuant to rule 24e2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 23,920,348.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                +$


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                =$


9.    	Date the registration fee and any interest payment was sent to the
       Commission's lock box depository:

       Note Applicable


               Method of Delivery:

               [ ]   Wire Transfer
               [ ]   Mail or other means


                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




By (Signature and Title)*  /s/ Jeffrey A. Laine,     President

                               Jeffrey A. Laine,     President



Date:    June 15, 1998